Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments - fair values and risk management.
Schedule of financial assets

	December 31,	December 31,
	2023	2022
Financial assets at amortized cost
Trade receivables	45,442	41,874
Cash	71,798	86,774
Loans receivable	148	3,834
Other investments - current	69,427	35,547
Total	186,815	168,029

	December 31,	December 31,
	2023	2022
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	14,809	14,818
Other investments - non-current - fair value through other comprehensive income - Level 1	3,242	2,969
Other investments - non-current - fair value through profit or loss - Level 1	14,832	14,934
Total	32,883	32,721

Schedule of financial liabilities

	December 31,	December 31,
	2023	2022
Financial liabilities not measured at fair value
Trade and other payables -Level 1	30,303	30,521
Total	30,303	30,521

	December 31,	December 31,
	2023	2022
Financial liabilities measured at fair value
Put option liability - Level 3	28,995	27,475
Share warrant obligations - Level 1	1,278	13,035
Other non-current liabilities - Level 3	—	577
Total	30,273	41,087

Schedule of maximum exposure to credit risk at the reporting date

	December 31,	December 31,
	2023	2022
Loans receivables	148	3,834
Trade receivables	45,442	41,874
Cash	71,798	86,774
Other investments - current	84,236	50,365
Other investments - non-current	18,074	17,903

Schedule of exposure to credit risk

		Weighted	Gross
	Equivalent to external	average loss	carrying	Impairment loss	Credit
December 31, 2023	credit rating	rate	amount	allowance	Impaired
Low risk	Aaa – A3	0.02%	41,558	(9)	No
Loss	Ca-C – Aa2	100%	1,422	(1,422)	Yes
			42,980	(1,431)

Schedule of contractual maturities of non-derivative financial liabilities

	Carrying	Contractual	3 months	Between	Between
December 31, 2023	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	2,441	2,519	322	1,198	999
Trade and other payables	30,303	30,303	30,303	—	—
	32,744	32,822	30,625	1,198	999

	Carrying	Contractual	3 months	Between	Between
December 31, 2022	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

Schedule of contractual maturities of derivatives financial liabilities

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2023	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	1,278	1,278	—	—	1,278
Put option liability	28,995	28,995	7,349	21,646	—
	30,273	30,273	7,349	21,646	1,278

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2022	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

Schedule of exposure to foreign currency risk

December 31, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	United Arab Emirates dirham
Assets
Loans receivable	129	—	1	16	—
Trade and other receivables	10,001	—	142	15	—
Cash	12,533	89	55	269	11
	22,663	89	198	300	11
Liabilities
Lease liabilities	(2,234)	—	(207)	—	—
Trade and other payables	(5,325)	—	(922)	(82)	—
	(7,559)	—	(1,129)	(82)	—
Net exposure	15,104	89	(931)	218	11

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

Schedule of sensitivity analysis

	Strengthening of US$	Weakening of US$ by
December 31, 2023	by 10%	10%
Euro	(1,510)	1,510
Russian Ruble	(9)	9
Armenian Dram	93	(93)
Kazakhstani Tenge	(22)	22
	(1,448)	1,448

	Strengthening of US$	Weakening of US$
December 31, 2022	by 10%	by 10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2022	22,029	—	—
Initial recognition	—	23,309	2,555
Net change in fair value	(8,994)	4,166	(1,978)
Balance at December 31, 2022	13,035	27,475	577

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(11,757)	1,520	(577)
Balance at December 31, 2023	1,278	28,995	—

Schedule of reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values

Other
non-current
assets
Balance at January 1, 2022
Purchases	4,422
Net change in fair value	(4,422)
Balance at December 31, 2022	—